Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000008597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008597 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000008597 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000008597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008597 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008597 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000008597 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008596 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000008596 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008596 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000008596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008596 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008596 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000008596 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008596 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000008598 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[5]
C000008598 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[5]
C000008598 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[5]
C000008598 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[5]
C000008598 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000008598 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000008598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000008598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000008599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000008599 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[6]
C000008599 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[6]
C000008599 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[6]
C000008599 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[6]
C000008599 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000008599 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000008599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000008599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000008613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000008613 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[7],[8]
C000008613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[7]
C000008613 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[7]
C000008613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000008613 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[7]
C000008613 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[7]
C000008613 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000008613 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[7]
C000008613 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[7]
C000008613 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000008613 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000008613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000008613 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000008612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000008612 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[9],[10]
C000008612 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[9]
C000008612 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[9]
C000008612 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000008612 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[9]
C000008612 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[9]
C000008612 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000008612 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[9]
C000008612 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[9]
C000008612 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000008612 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000008612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000008612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[9]
C000008616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000008616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000008616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000008616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[11]
C000008616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000008616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[11]
C000008616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[11]
C000008616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000008616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[11]
C000008616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[11]
C000008616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000008616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000008617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000008617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000008617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000008617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000008617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000008617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[12]
C000008617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[12]
C000008617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000008617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[12]
C000008617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[12]
C000008617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000008617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000141206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000141206 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000141206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[13]
C000141206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[13]
C000141206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000141206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[13]
C000141206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[13]
C000141206 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000141206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[13]
C000141206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[13]
C000141206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000141206 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000141206 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000141206 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000008619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000008619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000008619 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[14]
C000008619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[14]
C000008619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000008619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[14]
C000008619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[14]
C000008619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000008619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[14]
C000008619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[14]
C000008619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000008619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000008619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000008619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000008618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000008618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000008618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[15]
C000008618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[15]
C000008618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000008618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[15]
C000008618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[15]
C000008618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000008618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[15]
C000008618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[15]
C000008618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000008618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000008618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000008618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[15]
C000008622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008622 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000008622 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008622 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16]
C000008622 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008622 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000008623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008623 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000008623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008623 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[17]
C000008623 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008623 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000008627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000008627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000008627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[18]
C000008627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[18]
C000008627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000008627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000008627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18]
C000008627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000008627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[18]
C000008627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[18]
C000008627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000008627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000008627 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[18]
C000008627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[18]
C000008626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000008626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000008626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[19]
C000008626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[19]
C000008626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000008626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000008626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[19]
C000008626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000008626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[19]
C000008626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[19]
C000008626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000008626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[19]
C000008626 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[19]
C000008626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000008628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000008628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000008628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[20]
C000008628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[20]
C000008628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000008628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[20]
C000008628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[20]
C000008628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[20]
C000008628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[20]
C000008628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000008628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[20]
C000008628 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000008628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[20]
C000008629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000008629 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000008629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[21]
C000008629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[21]
C000008629 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000008629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[21]
C000008629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[21]
C000008629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[21]
C000008629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[21]
C000008629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000008629 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000008629 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000008629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000008631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008631 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000008631 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008631 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000008631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[22]
C000008631 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008631 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008631 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008631 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000008630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008630 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000008630 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008630 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000008630 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[24]
C000008630 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008630 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008630 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008630 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008630 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000008634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000008634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[26]
C000008634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[26]
C000008634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[26]
C000008634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000008634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[26]
C000008634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[26]
C000008634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[26]
C000008634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[26]
C000008634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[26]
C000008634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000008634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000008634 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000008634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000008635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000008635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[27]
C000008635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[27]
C000008635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[27]
C000008635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000008635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[27]
C000008635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[27]
C000008635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[27]
C000008635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[27]
C000008635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[27]
C000008635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000008635 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000008635 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000008635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000221440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000221440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[28]
C000221440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[28]
C000221440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[28]
C000221440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
C000221440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[28]
C000221440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[28]
C000221440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[28]
C000221440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[28]
C000221440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[28]
C000221440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000221440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
C000221440 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[28]
C000221440 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[28]
C000008637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000008637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[29]
C000008637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[29]
C000008637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[29]
C000008637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000008637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000008637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[29]
C000008637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[29]
C000008637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[29]
C000008637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[29]
C000008637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[29]
C000008637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000008637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[29]
C000008637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000008636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000008636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[30]
C000008636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[30]
C000008636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[30]
C000008636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000008636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000008636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[30]
C000008636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[30]
C000008636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[30]
C000008636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[30]
C000008636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000008636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[30]
C000008636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[30]
C000008636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[30]
C000249287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000249287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000249287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[31]
C000249287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[31]
C000249287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000249287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000249287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[31]
C000249287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000249287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[31]
C000249287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[31]
C000249287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000249287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000249287 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[31]
C000249287 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000249288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000249288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000249288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[32]
C000249288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[32]
C000249288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[32]
C000249288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000249288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[32]
C000249288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000249288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[32]
C000249288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[32]
C000249288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[32]
C000249288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000249288 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[32]
C000249288 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]

[1]	Percentage rounds to zero.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	Percentage rounds to zero.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[17]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[23]	Percentage rounds to zero.
[24]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[25]	Percentage rounds to zero.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.